Comprehensive Income (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive income
Fixed maturity securities available-for-sale	$ 16,200,950	$ 14,304,597
Other invested assets	1,012,541	707,403
Deferred policy acquisition costs	3,543,925	3,314,715
Accumulated Other Comprehensive Income Loss Change In Component During Period	1,043,844	814,436	1,017,394
Change In Net Unrealized Appreciation Depreciation [Member]
Comprehensive income
Fixed maturity securities available-for-sale	1,058,505	813,174	1,004,303
Other invested assets	(7,213)	16,933	58,930
Effect On Unrealized Appreciation Depreciation [Member]
Comprehensive income
Deferred policy acquisition costs	$ (7,448)	$ (15,671)	$ (45,839)